Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Interest Rate Risk - Interest rate risk - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net flows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	$ (130,909)	$ (140,611)
Net flows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(7,111)	(7,483)
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(8,443)	(13,555)
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(67,056)	(68,956)
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(44,080)	(39,724)
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(1,897)	(7,913)
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(2,322)	(2,980)
Inflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	841	0
Inflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	558	0
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	57	0
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	113	0
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	113	0
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(131,750)	(140,611)
Outflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(7,111)	(7,483)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(9,001)	(13,555)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(67,113)	(68,956)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(44,193)	(39,724)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(2,010)	(7,913)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(2,322)	(2,980)
Net flows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	130,909	140,611
Net flows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	7,111	7,483
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	8,443	13,555
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	67,056	68,956
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	44,080	39,724
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	1,897	7,913
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	2,322	2,980
Inflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(841)	0
Inflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(558)	0
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(57)	0
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(113)	0
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	(113)	0
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	131,750	140,611
Outflows | Demand
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	7,111	7,483
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	9,001	13,555
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	67,113	68,956
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	44,193	39,724
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	2,010	7,913
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Interest Rate Risk [Line Items]
Interest rate risk	$ 2,322	$ 2,980